Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense:
Bermuda	$ 0	$ 0	$ 0
Foreign	177	23	200
Deferred tax expense/(benefit):
Bermuda	0	0	0
Foreign	31	(4)	(50)
Tax related to internal sale of assets in subsidiary, amortized for group purposes	0	0	4
Total tax expense	$ 208	$ 19	$ 154
Effective tax rate	(38.40%)	0.50%	5.20%